ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
Accounts payable and accrued expenses are the following:

	December 31,	December 31,	December 31,
	2012	2011	2010
Accounts payable	$8,185,565	$11,387,293	$7,099,240
Accrued expenses	342,781	2,661,364	256,804
Accrued warranty cost	154,155	154,162	146,673
Total	$8,682,501	$14,202,819	$7,502,717